Retiree Benefits (Tables)	9 Months Ended
Jul. 29, 2011
Retiree Benefits [Abstract]
Components of net periodic pension and other post-retirement benefits expense
The components of the net periodic pension and other post-retirement benefits expense recognized are as follows:

	Pension Benefits		Postretirement Benefits
	Quarter Ended		Quarter Ended
	July 29,	July 30,	July 29,	July 30,
In thousands	2011	2010	2011	2010

Service cost	$5,223	$5,273	$166	$171
Interest cost	21,800	21,328	343	394
Expected return on assets	(23,833)	(22,070)	(71)	(37)
Amortization of:
Prior service cost	343	289	12	-
Actuarial loss (gain)	8,999	8,203	(214)	(366)
Net periodic benefit cost	$12,532	$13,023	$236	$162

	Pension Benefits		Postretirement Benefits
	Nine Months Ended		Nine Months Ended
	July 29,	July 30,	July 29,	July 30,
In thousands	2011	2010	2011	2010

Service cost	$15,493	$15,819	$736	$687
Interest cost	64,182	63,960	1,155	1,214
Expected return on assets	(69,540)	(65,537)	(255)	(169)
Amortization of:
Prior service cost	1,031	869	36	-
Actuarial loss (gain)	26,573	24,495	(982)	(1,070)
Net periodic benefit cost	$37,739	$39,606	$690	$662